Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 20, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Paragon Commercial CORP
Entity Central Index Key	0001414374
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		5,450,700
Entity Public Float			$ 146,161,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016